SUPPLEMENTARY FINANCIAL INFORMATION (Schedule of Accounts Payable Other) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accounts payable - other:
Employees and employees related	$ 144	$ 345
Provision for vacation	263	231
Accrued expenses and other	923	794
Accounts payable - other	$ 1,330	$ 1,370